Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related party [Abstract]
Compensation Expense for Key Management Personnel	Compensation expense for key management personnel was as follows:

	Years ended March 31,
	2025	2024
	$	$
Short-term employment benefits (1)	8,820	10,440
Long-term employment benefits	45	40
Termination benefit	258	1,089
Directors’ fees	383	322
Share-based compensation (2)	8,467	10,155
Total management compensation (3)	17,973	22,046
(1)As of March 31, 2025, $2.8 million is payable or accrued for key management compensation (March 31, 2024 – $1.8 million).
(2)Share-based compensation represent the fair value of options granted and vested to key management personnel under the Company’s share-based compensation plans (Note 15). Board of director equity settled DSUs are included in share-based compensation.
(3)As of March 31, 2025, there are 10 key management personnel (March 31, 2024 – 10).